Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) item ¥ / $ shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) item shares	Dec. 31, 2021 CNY (¥) item shares	Dec. 31, 2023 USD ($) item ¥ / $	Nov. 16, 2023 USD ($)	Jan. 01, 2023 CNY (¥)	Dec. 31, 2022 USD ($) item	Sep. 15, 2022 USD ($)	Nov. 20, 2018 USD ($)
Summary Of significant accounting policies
Foreign currency exchange rate | ¥ / $	7.0999				7.0999
Finite lived intangible asset residual value | ¥	¥ 0
Impairment of long-lived assets other than goodwill | ¥	0		¥ 22,400	¥ 0
Impairment charge of goodwill | ¥	0		0
Impairment of long-term investments	¥ 8,505	$ 1,198	6,726	25,370
Value added tax percentage	6.00%	6.00%
Share repurchased cash consideration | ¥	¥ 3,709		1,689
Revenue Recognized	66,828	$ 9,413	67,419
Contract liabilities	82,799		88,478		$ 11,662
Unsatisfied performance obligation	44,752		37,818		6,303
Advertising expenses	7,035	991	6,460	12,767
Disposal loss of long-term investment	10,754	1,515
Operating lease right-of-use assets	4,081		33,756		575
Employee defined contribution plan expense incurred	¥ 11,820	$ 1,665	16,379	¥ 16,714
Depreciation of the US$ against RMB, percent	2.94%	2.94%
Accumulated deficit	¥ (988,669)		(925,982)		$ (139,251)
ASC 2016
Summary Of significant accounting policies
Accumulated deficit | ¥	(589)
ASC 2016 | Effect of the adoption
Summary Of significant accounting policies
Accumulated deficit | ¥							¥ 589
Land use rights
Summary Of significant accounting policies
Operating lease right-of-use assets	0		¥ 21,560					$ 3,126
Proceeds from termination of lease	¥ 9,603	$ 1,353
Supplier Concentration Risk | Number of Suppliers [Member] | Three Suppliers [Member]
Summary Of significant accounting policies
Concentration risk, percentage	27.80%	27.80%	50.20%	46.40%
Number of suppliers | item	3		3	3	3			3
Geographic Concentration Risk [Member] | Cash, Geographic Area [Member] | CHINA
Summary Of significant accounting policies
Aggregate amount of cash and cash equivalents, and restricted cash	¥ 96,896		¥ 108,579		$ 13,647
Geographic Concentration Risk [Member] | Cash, Geographic Area [Member] | Outside China
Summary Of significant accounting policies
Aggregate amount of cash and cash equivalents, and restricted cash	¥ 18,111				$ 2,551			$ 1,114
Maximum | Product Concentration Risk | Number of Suppliers [Member]
Summary Of significant accounting policies
Concentration risk, percentage	50.00%	50.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Summary Of significant accounting policies
Remaining performance obligations as revenues (in years)	2 years				2 years
American Depositary Shares | 2018 Repurchase Plan
Summary Of significant accounting policies
Share repurchased under repurchase plan	46,030	46,030		46,030
Share repurchased cash consideration | $		$ 5,909
American Depositary Shares | 2022 Repurchase Plan
Summary Of significant accounting policies
Share repurchased under repurchase plan	88,235	88,235	13,673
Share repurchased cash consideration | $		$ 656
American Depositary Shares | 2023 Repurchase Plan
Summary Of significant accounting policies
Share repurchased under repurchase plan	53,425	53,425
Share repurchased cash consideration | $		$ 121
American Depositary Shares | Maximum
Summary Of significant accounting policies
Share repurchase plan, authorized amount | $										$ 10,000
American Depositary Shares | Maximum | 2022 Repurchase Plan
Summary Of significant accounting policies
Share repurchase plan, authorized amount | $									$ 5,000
American Depositary Shares | Maximum | 2023 Repurchase Plan
Summary Of significant accounting policies
Share repurchase plan, authorized amount | $						$ 5,000
Class A Common Shares | 2018 Repurchase Plan
Summary Of significant accounting policies
Share repurchased under repurchase plan	613,737	613,737		613,737
Number of shares represented three ADSs	40	40
Class A Common Shares | 2022 Repurchase Plan
Summary Of significant accounting policies
Share repurchased under repurchase plan	1,176,467	1,176,467	182,313
Class A Common Shares | 2023 Repurchase Plan
Summary Of significant accounting policies
Share repurchased under repurchase plan	712,333	712,333
Number of shares represented three ADSs	40	40